Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 6. Stockholders’ Equity

Initial Public Offering

The Company closed its IPO of the sale of 2,650,000 Units at a price of $7.25 per Unit on March 26, 2014. Following the closing of the IPO, during the nine months ended December 31, 2014 and in connection with its IPO, the underwriters exercised a portion of the over-allotment option pursuant to which the Company sold an additional 154,290 shares of common stock at $6.6608 per share, which resulted in approximately $1,028,000 of aggregate net proceeds to the Company. In connection with the underwriters’ partial exercise of the over-allotment option, the Company issued to the representative of the underwriters a five-year warrant to purchase an additional 5,400 shares of the Company’s common stock at an exercise price of $9.0625 per share. The warrant is exercisable commencing one year from the date of issuance. The warrant and the shares of common stock underlying the warrant have been deemed compensation by Financial Industry Regulatory Authority, Inc. (“FINRA”) and are, therefore, subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA.

Stock Warrants

A summary of the warrant activity during the nine months ended December 31, 2014 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2014	3,140,250	$7.30
Granted	5,400	9.06
Exercised	—	—
Forfeited	—	—
Outstanding, December 31, 2014	3,145,650	$7.31	1.3	$—
Exercisable, December 31, 2014	3,047,500	$7.25	1.2	$—
The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$7.2500	3,047,500	1.2	3,047,500
$9.0625	98,150	—	—
	3,145,650	1.2	3,047,500

Stock Options

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate of 0% for options unvested during the nine months ended December 31, 2014. The expected term used for options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.
In applying the Black-Scholes option pricing model to stock options granted, the Company used the following weighted average assumptions:

	For the Nine Months Ended December 31,
	2014	2013
Risk free interest rate	1.67%	n/a
Expected term (years)	5.61	n/a
Expected volatility	95%	n/a
Expected dividends	0.00%	n/a
The weighted average estimated fair value of the options granted during the nine months ended December 31, 2014 was $4.79 per share. There were no options granted during the three months ended December 31, 2014 and the three and nine months ended December 31, 2013.
On May 12, 2014, the Company granted options to employees and directors to purchase an aggregate of 332,500 shares of common stock at an exercise price of $6.37 per share, pursuant to the 2013 Employee, Director and Consultant Equity Incentive Plan (the “2013 Plan”). The shares vest ratably over three years on a quarterly basis. The aggregate grant date value of $1,593,000 will be recognized proportionate to the vesting period.
The Company recorded stock–based compensation expense related to stock options of $133,000 and $332,000 during the three and nine months ended December 31, 2014, respectively, and $0 during the three and nine months ended December 31, 2013. As of December 31, 2014, there was $1,261,000 of unrecognized stock-based compensation expense related to stock options that will be amortized over a weighted average period of 2.4 years.
A summary of the stock option activity during the nine months ended December 31, 2014 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2014	—	$—
Granted	332,500	6.37
Exercised	—	—
Forfeited	—	—
Outstanding, December 31, 2014	332,500	$6.37	9.4	$—
Exercisable, December 31, 2014	55,412	$6.37	9.4	$—
The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$6.37	332,500	9.4	55,412
	332,500	9.4	55,412

Restricted Stock Units

On May 11, 2014, the Company granted RSUs issuable for an aggregate of 409,355 shares to employees and directors, pursuant to the 2013 Plan. RSUs for 341,000 shares of common stock vest ratably over three years on a quarterly basis and had an aggregate grant date value of $2,148,000. RSUs for 68,355 shares had an aggregate grant date value of $431,000 and vest in equal installments based on achievement of the following: (1) enrollment of the first patient in the first pivotal clinical trial for RUT58-60 on or prior to May 11, 2017; (2) enrollment of the first patient in the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2018; and (3) completion of the clinical study report containing the results of the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2019.
The Company recorded stock–based compensation expense related to RSUs of $179,000 and $447,000 during the three and nine months ended December 31, 2014, respectively, and $0 during the three and nine months ended December 31, 2013. As of December 31, 2014, there was $1,701,000 of unrecognized stock-based compensation expense related to RSUs that will be amortized over a weighted average period of 2.4 years. The Company recognizes stock-based compensation expense for RSUs with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. As of December 31, 2014, the Company has not recognized any expense related to RSUs with performance conditions. As of December 31, 2014, there was $431,000 of unrecognized stock-based compensation expense related to RSUs with performance conditions.
A summary of RSU activity for the nine months ended December 31, 2014 is presented below:

	Number of Units	Weighted Average Grant Date Fair Value	Total Grant Date Fair Value
Non-vested, March 31, 2014	—	$—	$—
Granted	409,355	6.30	2,579,000
Vested	(56,826)	6.30	(358,000)
Forfeited	—	—	—
Non-vested, December 31, 2014	352,529	$6.30	$2,221,000

Note 6. Stockholders’ Equity

Authorized Capital

The Company is authorized to issue up to 100,000,000 shares of common stock with a par value of $0.0001 per share and 500,000 shares of preferred stock with a par value of $0.0001 per share.

Description of Common Stock

Each share of common stock has the right to one vote. The holders of common stock are entitled to dividends when funds are legally available and when declared by the board of directors.

2013 Plan

In September and October 2013, respectively, the Company’s board of directors and stockholders approved the 2013 Employee, Director and Consultant Equity Incentive Plan (the “2013 Plan”), which became effective upon the closing of the IPO. The 2013 Plan will expire on September 30, 2023. Under the 2013 Plan, the Company may grant incentive stock options, non-qualified stock options, restricted and unrestricted stock awards and other stock-based awards. There are 998,355 shares of the Company’s common stock authorized for issuance under the 2013 Plan. The Company intends to issue new shares of common stock to satisfy 2013 Plan obligations.
In addition, the 2013 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of the Company’s common stock available for issuance under the 2013 Plan on the first day of each calendar year beginning with calendar year 2015. The annual increase in the number of shares shall be equal to the lowest of: (a) 232,500 shares of the Company’s common stock; (b) 5% of the number of shares of the Company’s common stock outstanding as of such date; and (c) an amount determined by the Company’s board of directors or compensation committee.

Initial Public Offering

On March 21, 2014, the Company announced that it had priced its IPO of 2,650,000 units (the “IPO”), with each unit consisting of (i) one share of common stock and (ii) one Series A warrant (the “Series A Warrant”), at an IPO price of $7.25 per unit (each a “Unit”), less underwriting discounts and commissions and IPO expenses. In addition, the Company granted to the underwriters a 45-day option (the “Over-Allotment Option”) to purchase up to (i) 397,500 additional shares of common stock at price of $6.6608 per share, which price reflects underwriting discounts and commissions, and/or (ii) 397,500 additional Series A Warrants at a price of $0.0092 per Series A Warrant, which price reflects underwriting discounts and commissions.
On March 26, 2014, the Company closed on the sale of 2,650,000 Units and the underwriters exercised a portion of the Over-Allotment Option by purchasing Series A Warrants from the Company to purchase 397,500 shares of common stock for nominal value, all of which resulted in $16,021,000 of aggregate net proceeds to the Company ($19,216,000 of gross proceeds less $3,195,000 of issuance costs). As a result, an aggregate of 2,650,000 shares of common stock and Series A Warrants to purchase an aggregate of 3,047,500 shares of common stock were issued in the IPO.
The Series A Warrant is exercisable at a price of $7.25 per warrant for (x) one share of common stock and (y) one Series B warrant (the “Series B Warrant”) to purchase one share of common stock at an exercise price of $9.0625 per share. The Series A Warrants are exercisable on the date of issuance and terminate on the second anniversary of the date of issuance. The exercise price and the number of shares for which each Series A Warrant may be exercised is subject to adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Company’s common stock. In addition, subject to certain exceptions, the exercise price of the Series A Warrants is subject to a weighted average reduction if the Company issues shares of common stock (or securities convertible into common stock) in the future at a price below both (a) the current exercise price of the Series A Warrant; and (b) the current market price of the Company’s common stock. The Series A Warrants may be called by the Company, for consideration equal to $0.0001 per Series A Warrant, on not less than 10 business days’ notice if the closing price of the common stock is above 150% of the $7.25 IPO price per unit for any period of 20 consecutive business days ending not more than three business days prior to the call notice date. The Series B Warrants will be exercisable on the date that the warrants are issued and will terminate on the fifth anniversary of the date the warrants are first exercisable. The Company agrees that, during the period the Series A Warrants are outstanding, it will maintain the effectiveness of the registration statement such that the holder may exercise the Series A Warrants to receive registered shares of common stock and registered Series B Warrants (and the shares of common stock underlying the Series B Warrants). The Company determined that the Series A and Series B Warrants are equity instruments because the warrants are (a) freestanding financial instruments; (b) indexed to the Company’s own stock; (c) not permitted to be settled for cash; and (d) exercisable into common stock for which the Company has sufficient authorized and unissued shares.
The Company issued to the representative of the underwriters warrants to purchase 92,750 shares of the Company’s common stock at an exercise price of $9.0625 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable commencing on March 21, 2015 and expiring on March 21, 2019. The Representative’s Warrants and the shares of common stock underlying the warrants have been deemed compensation by Financial Industry Regulatory Authority, Inc. (“FINRA”) and are, therefore, subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA.
The Company, its officers and directors and its Former Parent have entered into lock-up agreements with the underwriters. Under these agreements, the Company and the other parties have agreed, subject to specified exceptions, not to sell or transfer any common stock or securities convertible into, or exchangeable or exercisable for, common stock, during a period ending 180 days after the date of its prospectus (one year for the shares of common stock owned by the Company’s Former Parent), without first obtaining the written consent of representative of the underwriters. The lock up period for the Company, its officers and directors is subject to extension for up to an additional 18 days upon the occurrence of certain specified events.

Investment from Former Parent

During the years ended March 31, 2014 and 2013, the Company’s Former Parent made capital contributions to the Company in the amount of $1,679,000 and $570,000, respectively, which were recorded as additional paid-in capital in the statement of changes in stockholders’ equity. See Note 7 Related Party Transactions for details associated with the Former Parent’s ownership interest in the Company.

Stock Warrants

A summary of the warrant activity during the years ended March 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2012	—	$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, March 31, 2013	—	—
Granted	3,140,250	7.30
Exercised	—	—
Forfeited	—	—
Outstanding, March 31, 2014	3,140,250	$7.30	2.1	$—
Exercisable, March 31, 2014	3,047,500	$7.25	2.0	$—
The following table presents information related to stock warrants at March 31, 2014:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$7.2500	3,047,500	2.0	3,047,500
$9.0625	92,750	—	—
	3,140,250	2.0	3,047,500